Related Party Transactions: Summary of the maturity of related party payables (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Summary of the maturity of related party payables
Amount of
Principal Payments
Year	Due
2013	$1,976,995
2014	-
2015	-
2016	-
2017	-
Thereafter	-
Total	$1,976,995